FINANCE ITEMS (Schedule of Finance Items Consist) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Finance income
Interest income	$ 4,023	$ 3,476
Finance costs
Interest on bank loan	45	152
Interest on lease obligation	112
Loss on disposal of bonds	1,494
Unwinding of discount of environmental rehabilitation provision	422	479
Total finance costs	$ 2,073	$ 631